Pay vs Performance Disclosure - USD ($)	4 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 25, 2022	Jun. 14, 2022	Sep. 12, 2023	Dec. 29, 2024	Dec. 31, 2023	Dec. 25, 2022	Dec. 26, 2021	Dec. 27, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
This section provides a detailed analysis of the Compensation Actually Paid (“CAP”) (as calculated by the SEC rules) to the Company’s executive officers listed below as compared with the performance of the Company and our peer group.
As discussed in the Compensation Discussion and Analysis section above, our Compensation Committee has implemented an executive compensation program designed to link a substantial portion of our NEOs’ compensation to the achievement of the Company’s financial and strategic objectives, and to align our executive pay with changes in the value of our shareholders’ investments. The following table shows the CAP to our Principal Executive Officer (“PEO” or “CEO”) for fiscal 2024, 2023, 2022, 2021, and 2020 and the average CAP to our non-PEO NEOs for each fiscal year as compared with the performance of the Company as measured by the total shareholder return (“TSR”), net income (loss), and Adjusted EBITDA and the performance of our peer group’s TSR. The dollar values shown for CAP in the table below do not reflect the actual amount of compensation earned or paid during the applicable year.

Year	Summary Compensation Table Total for PEO (Current CEO)(1)	Compensation Actually Paid to PEO (Current CEO)(1)(9)	Summary Compensation Table Total for PEO (2023 Former CEO)(2)	Compensation Actually Paid to PEO (2023 Former CEO)(2)(9)	Summary Compensation Table Total for PEO (2022 Former CEO)(3)	Compensation Actually Paid to PEO (2022 Former CEO)(3)(9)	Average Summary Compensation Table Total for Non-PEO NEOs(4)	Average Compensation Actually Paid to Non-PEO NEOs(4)(9)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) ($ in thousands)(7)	Adjusted EBITDA ($ in thousands) (8)
									Total Shareholder Return(5)	Peer Group Total Shareholder Return(5)(6)
2024	$3,841,378	$2,187,862	$—	$—	$—	$—	$1,362,791	$806,109	$33	$146	$(125,748)	$11,167
2023	$3,128,681	$1,585,310	$5,819,313	$2,863,033	$—	$—	$1,657,452	$986,971	$65	$122	$(14,173)	$28,984
2022	$—	$—	$5,824,544	$5,513,187	$4,425,156	$(6,387,623)	$2,059,452	$897,701	$81	$115	$62,273	$116,999
2021	$—	$—	$—	$—	$5,811,254	$9,920,085	$2,125,200	$3,203,326	$117	$151	$61,634	$103,820
2020	$—	$—	$—	$—	$3,420,004	$1,999,169	$1,241,280	$815,963	$81	$103	$(141,841)	$38,728

(1)	These amounts reflect the compensation of Ms. Owen (our “Current CEO”) who was appointed as the Company’s CEO effective September 12, 2023.
(2)	These amounts reflect the compensation of Mr. Cooper (our “2023 Former CEO”) who retired as the Company’s CEO effective September 12, 2023.
(3)	These amounts reflect the compensation of Mr. Beharelle (our “2022 Former CEO”) who resigned as the Company’s CEO effective June 14, 2022.
(4)
For 2024, the Non-PEO NEOs were Messrs. Schweihs, Ferencz and Betori and Ms. Willis. For 2023, the Non-PEO NEOs were Messrs. Schweihs, Gafford, Ferencz, and Betori and Ms. Willis. For 2022 and 2021, the Non-PEO NEOs were Messrs. Ferencz, Gafford, and Schweihs and Ms. Owen. For 2020, the Non-PEO NEOs were Messrs. Defebaugh, Ferencz, Gafford, and Schweihs and Ms. Owen.

(5)
These amounts are based on information prepared by Zacks Investment Research, Inc. and assume a $100 investment on fiscal year end (“FYE”) 2019 which was December 29, 2019. Copyright 1980-2025. Index Data: Copyright Standard and Poor’s, Inc. Used with permission. All rights reserved.

(6)
These amounts represent the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization. The peer group used is the S&P 1500 Human Resources and Employment Services Index. The S&P 1500 Human Resources and Employment Services Index is the same index we use in our performance graph in Form 10-K for the applicable year.

(7)	These amounts represent net income (loss) reflected in the Company’s Consolidated Statements of Operations and Comprehensive Income (Loss) in Form 10-K for the applicable year.
(8)
The Company has determined that Adjusted EBITDA, a non-GAAP financial measure, is the most important financial measure (not otherwise required in the table) used by the Company to link CAP to Company performance for the most recently completed fiscal year. See Appendix A for definition of Adjusted EBITDA as well as the reconciliation of net income (loss) to Adjusted EBITDA.

(9)
CAP was calculated according to applicable SEC rules. For 2024 CAP, the following adjustments were made to 2024 total compensation amounts shown in the Summary Compensation Table in this proxy statement:

Year	Executive(s)	Summary Compensation Table Total	Subtract Stock Awards	Add Year- End Fair Value of Current Year RS and RSU Awards	Add Year- End Fair Value of Current Year PSU Awards (a)(b)	Add Change in Fair Value of Prior RS and RSU Awards	Add Change in Fair Value of Prior PSU Awards (a)(b)	Add Change in Fair Value of Current Year Vested Equity Awards	Add Change in Fair Value of Prior Vested Equity Awards	Compensation Actually Paid
2024	Current CEO	$3,841,378	$2,330,628	$715,997	$819,383	$(383,973)	$(317,691)	$—	$(156,604)	$2,187,862
	Non-PEO NEOs	$1,362,791	$691,976	$212,585	$243,278	$(149,607)	$(122,034)	$—	$(48,928)	$806,109

(a)	The following table shows the estimated and actual payouts of the annual PSUs awarded as of each FYE date noted, used to calculate the CAP above.

Estimated/Actual Payout as of:	2021 PSU Award	2022 PSU Award	2023 PSU Award	2024 PSU Award EBITDA	2024 PSU Award rTSR
Vest Date in 2024	—%
FYE 2024		—%	—%	100.0%	100.0%

(b)
On February 5, 2021, Mr. Schweihs and Ms. Owen each received a PSU award based on individual performance metrics (“Retention PSUs”), of which up to one-half vested on the second anniversary of the grant, and the remaining portion of these shares vested on the third anniversary of the grant, in each case, only if certain individual performance criteria are met. The following table shows the actual payouts of the Retention PSUs awarded as of each FYE date noted, used to calculate the CAP above.

	Taryn R. Owen		Carl R. Schweihs
Estimated/Actual Payout as of:	2021 Retention PSU Tranche 1	2021 Retention PSU Tranche 2	2021 Retention PSU Tranche 1	2021 Retention PSU Tranche 2
Vest Date in 2024		120.0%		100.0%

Company Selected Measure Name					Adjusted EBITDA
Named Executive Officers, Footnote
(1)	These amounts reflect the compensation of Ms. Owen (our “Current CEO”) who was appointed as the Company’s CEO effective September 12, 2023.
(2)	These amounts reflect the compensation of Mr. Cooper (our “2023 Former CEO”) who retired as the Company’s CEO effective September 12, 2023.
(3)	These amounts reflect the compensation of Mr. Beharelle (our “2022 Former CEO”) who resigned as the Company’s CEO effective June 14, 2022.
(4)
For 2024, the Non-PEO NEOs were Messrs. Schweihs, Ferencz and Betori and Ms. Willis. For 2023, the Non-PEO NEOs were Messrs. Schweihs, Gafford, Ferencz, and Betori and Ms. Willis. For 2022 and 2021, the Non-PEO NEOs were Messrs. Ferencz, Gafford, and Schweihs and Ms. Owen. For 2020, the Non-PEO NEOs were Messrs. Defebaugh, Ferencz, Gafford, and Schweihs and Ms. Owen.

Peer Group Issuers, Footnote
(6)
These amounts represent the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization. The peer group used is the S&P 1500 Human Resources and Employment Services Index. The S&P 1500 Human Resources and Employment Services Index is the same index we use in our performance graph in Form 10-K for the applicable year.

Adjustment To PEO Compensation, Footnote
(9)
CAP was calculated according to applicable SEC rules. For 2024 CAP, the following adjustments were made to 2024 total compensation amounts shown in the Summary Compensation Table in this proxy statement:

Year	Executive(s)	Summary Compensation Table Total	Subtract Stock Awards	Add Year- End Fair Value of Current Year RS and RSU Awards	Add Year- End Fair Value of Current Year PSU Awards (a)(b)	Add Change in Fair Value of Prior RS and RSU Awards	Add Change in Fair Value of Prior PSU Awards (a)(b)	Add Change in Fair Value of Current Year Vested Equity Awards	Add Change in Fair Value of Prior Vested Equity Awards	Compensation Actually Paid
2024	Current CEO	$3,841,378	$2,330,628	$715,997	$819,383	$(383,973)	$(317,691)	$—	$(156,604)	$2,187,862
	Non-PEO NEOs	$1,362,791	$691,976	$212,585	$243,278	$(149,607)	$(122,034)	$—	$(48,928)	$806,109

(a)	The following table shows the estimated and actual payouts of the annual PSUs awarded as of each FYE date noted, used to calculate the CAP above.

Estimated/Actual Payout as of:	2021 PSU Award	2022 PSU Award	2023 PSU Award	2024 PSU Award EBITDA	2024 PSU Award rTSR
Vest Date in 2024	—%
FYE 2024		—%	—%	100.0%	100.0%

(b)
On February 5, 2021, Mr. Schweihs and Ms. Owen each received a PSU award based on individual performance metrics (“Retention PSUs”), of which up to one-half vested on the second anniversary of the grant, and the remaining portion of these shares vested on the third anniversary of the grant, in each case, only if certain individual performance criteria are met. The following table shows the actual payouts of the Retention PSUs awarded as of each FYE date noted, used to calculate the CAP above.

	Taryn R. Owen		Carl R. Schweihs
Estimated/Actual Payout as of:	2021 Retention PSU Tranche 1	2021 Retention PSU Tranche 2	2021 Retention PSU Tranche 1	2021 Retention PSU Tranche 2
Vest Date in 2024		120.0%		100.0%

Non-PEO NEO Average Total Compensation Amount					$ 1,362,791	$ 1,657,452	$ 2,059,452	$ 2,125,200	$ 1,241,280
Non-PEO NEO Average Compensation Actually Paid Amount					$ 806,109	986,971	897,701	3,203,326	815,963
Adjustment to Non-PEO NEO Compensation Footnote
(9)
CAP was calculated according to applicable SEC rules. For 2024 CAP, the following adjustments were made to 2024 total compensation amounts shown in the Summary Compensation Table in this proxy statement:

Year	Executive(s)	Summary Compensation Table Total	Subtract Stock Awards	Add Year- End Fair Value of Current Year RS and RSU Awards	Add Year- End Fair Value of Current Year PSU Awards (a)(b)	Add Change in Fair Value of Prior RS and RSU Awards	Add Change in Fair Value of Prior PSU Awards (a)(b)	Add Change in Fair Value of Current Year Vested Equity Awards	Add Change in Fair Value of Prior Vested Equity Awards	Compensation Actually Paid
2024	Current CEO	$3,841,378	$2,330,628	$715,997	$819,383	$(383,973)	$(317,691)	$—	$(156,604)	$2,187,862
	Non-PEO NEOs	$1,362,791	$691,976	$212,585	$243,278	$(149,607)	$(122,034)	$—	$(48,928)	$806,109

(a)	The following table shows the estimated and actual payouts of the annual PSUs awarded as of each FYE date noted, used to calculate the CAP above.

Estimated/Actual Payout as of:	2021 PSU Award	2022 PSU Award	2023 PSU Award	2024 PSU Award EBITDA	2024 PSU Award rTSR
Vest Date in 2024	—%
FYE 2024		—%	—%	100.0%	100.0%

(b)
On February 5, 2021, Mr. Schweihs and Ms. Owen each received a PSU award based on individual performance metrics (“Retention PSUs”), of which up to one-half vested on the second anniversary of the grant, and the remaining portion of these shares vested on the third anniversary of the grant, in each case, only if certain individual performance criteria are met. The following table shows the actual payouts of the Retention PSUs awarded as of each FYE date noted, used to calculate the CAP above.

	Taryn R. Owen		Carl R. Schweihs
Estimated/Actual Payout as of:	2021 Retention PSU Tranche 1	2021 Retention PSU Tranche 2	2021 Retention PSU Tranche 1	2021 Retention PSU Tranche 2
Vest Date in 2024		120.0%		100.0%

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
The most important financial performance measures used by the Company to link CAP to our NEOs, for the most recently completed fiscal year, to the Company’s performance are listed in the table below, each of which is described in more detail in the Compensation Discussion and Analysis section above or in prior proxy statements.
Financial Performance Measures
•	Adjusted EBITDA
•	Revenue
•	Relative Total Shareholder Return

Total Shareholder Return Amount					$ 33	65	81	117	81
Peer Group Total Shareholder Return Amount					146	122	115	151	103
Net Income (Loss)					$ (125,748,000)	$ (14,173,000)	$ 62,273,000	$ 61,634,000	$ (141,841,000)
Company Selected Measure Amount					11,167,000	28,984,000	116,999,000	103,820,000	38,728,000
PEO Name	Ms. Owen	Mr. Cooper	Mr. Beharelle	Mr. Cooper	Ms. Owen			Mr. Beharelle	Mr. Beharelle
Performance Share Units Payout Percentage 2021 Annual Award
Performance Share Units Payout Percentage 2022 Annual Award
Performance Share Units Payout Percentage 2023 Annual Award
Performance Share Units Payout Percentage 2024 Annual Award Earnings Before Interest, Taxes, Depreciation, and Amortization					100.00%
Performance Share Units Payout Percentage 2024 Annual Award Relative Total Shareholder Return					100.00%
Measure:: 1
Pay vs Performance Disclosure
Name					Adjusted EBITDA
Non-GAAP Measure Description
(8)
The Company has determined that Adjusted EBITDA, a non-GAAP financial measure, is the most important financial measure (not otherwise required in the table) used by the Company to link CAP to Company performance for the most recently completed fiscal year. See Appendix A for definition of Adjusted EBITDA as well as the reconciliation of net income (loss) to Adjusted EBITDA.

Measure:: 2
Pay vs Performance Disclosure
Name					Revenue
Measure:: 3
Pay vs Performance Disclosure
Name					Relative Total Shareholder Return
Ms. Owen [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					$ 3,841,378	$ 3,128,681	$ 0	$ 0	$ 0
PEO Actually Paid Compensation Amount					$ 2,187,862	1,585,310	0	0	0
Retention Performance Share Units 2021 Tranche Two Payout Percentage					120.00%
Mr. Cooper [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					$ 0	5,819,313	5,824,544	0	0
PEO Actually Paid Compensation Amount					0	2,863,033	5,513,187	0	0
Mr. Beharelle [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					0	0	4,425,156	5,811,254	3,420,004
PEO Actually Paid Compensation Amount					$ 0	$ 0	$ (6,387,623)	$ 9,920,085	$ 1,999,169
Mr. Schweihs [Member]
Pay vs Performance Disclosure
Retention Performance Share Units 2021 Tranche Two Payout Percentage					100.00%
PEO | Ms. Owen [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					$ (2,330,628)
PEO | Ms. Owen [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Ms. Owen [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(156,604)
PEO | Ms. Owen [Member] | Year-End Fair Value of Current Year RS and RSU Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					715,997
PEO | Ms. Owen [Member] | Year-End Fair Value of Current Year PSU Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					819,383
PEO | Ms. Owen [Member] | Change in Fair Value of Prior RS and RSU Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(383,973)
PEO | Ms. Owen [Member] | Change in Fair Value of Prior PSU Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(317,691)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(691,976)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(48,928)
Non-PEO NEO | Year-End Fair Value of Current Year RS and RSU Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					212,585
Non-PEO NEO | Year-End Fair Value of Current Year PSU Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					243,278
Non-PEO NEO | Change in Fair Value of Prior RS and RSU Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(149,607)
Non-PEO NEO | Change in Fair Value of Prior PSU Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					$ (122,034)